CONSOLIDATED STATEMENTS OF EQUITY - USD ($) $ in Millions		Total		Brookfield Infrastructure Partners L.P	Share capital	Retained earnings	Ownership changes	Accumulated other comprehensive income		Brookfield Infrastructure Partners L.P	Non-controlling interests
Beginning balance at Dec. 31, 2020		$ (572)			$ 53	$ 33	$ (2,347)	$ 539	[1]	$ (1,722)	$ 1,150
Net income		27	[2]			(368)				(368)	395
Other comprehensive income		(86)						(5)	[1]	(5)	(81)
Comprehensive income		(59)				(368)		(5)	[1]	(373)	314
Distributions to non-controlling interests		(425)									(425)
Acquisition of non controlling interests		(281)									(281)
Other items		(87)				142	(32)	(142)	[1]	(32)	(55)
Ending balance at Dec. 31, 2021		(1,424)			53	(193)	(2,379)	392	[1],[3]	(2,127)	703
Net income		1,619	[2]			1,094				1,094	525
Other comprehensive income		(108)						(86)	[3]	(86)	(22)
Comprehensive income		1,511				1,094		(86)	[3]	1,008	503
Distributions to non-controlling interests		(448)									(448)
Ending balance at Dec. 31, 2022		(361)			53	901	(2,379)	306	[3]	(1,119)	758
Net income		606	[2]			111				111	495
Other comprehensive income		216						167	[4]	167	49
Comprehensive income		822				111		167	[4]	278	544
Share issuance		339		$ 339	339
Distributions to non-controlling interests		(458)									(458)
Acquisition of non controlling interests	[5]	3,726									3,726
Other items		0		$ 103		103					(103)
Ending balance at Dec. 31, 2023		$ 4,068			$ 392	$ 1,115	$ (2,379)	$ 473	[4]	$ (399)	$ 4,467

[1]	Refer to Note 20 Accumulated Other Comprehensive Income (Loss) for an analysis of accumulated other comprehensive income (loss) by item.
[2]
Earnings per share have not been presented in the financial statements, as the underlying shares do not constitute “ordinary shares” under IAS 33, Earnings per share. See Note 3(b), Material Accounting Policy Information, for further details.

[3]	Refer to Note 20, Accumulated Other Comprehensive Income (Loss) for an analysis of accumulated other comprehensive income (loss) by item.
[4]	Refer to Note 20, Accumulated Other Comprehensive Income (Loss) for an analysis of accumulated other comprehensive income (loss) by item.
[5]	Refer to Note 4, Acquisition of businesses, for further details.